Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year	₱ 56,858	₱ 48,703
Additions during the year	5,633	21,524	₱ 1,274
Balance at end of the year	46,130	56,858	48,703
Fixed asset impairment [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year	1,892	1,888
Additions during the year	2,225
Translation and other adjustments	1	4
Balance at end of the year	₱ 4,118	₱ 1,892	₱ 1,888